Shareholder Report, Line Graph (Details) 195298_Motley Fool Global Opportunities ETF_TF_TSR Annual {TF} - USD ($)														12 Months Ended
		Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014	Aug. 31, 2026
Motley Fool Global Opportunities ETF
Account Value [Line Items]
Line Graph and Table Measure Name	[1]													Motley Fool Global Opportunities ETF (at NAV)**
Accumulated Value		$ 28,513	$ 25,782	$ 21,307	$ 19,155	$ 26,461	$ 20,221	$ 16,095	$ 15,337	$ 12,524	$ 10,456	$ 9,999	$ 10,406	$ 29,410
FTSE Global All Cap (Fair Value 16.00) Net Tax (US RIC) Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name														FTSE Global All Cap (Fair Value 16.00) Net Tax (US RIC) Index
Accumulated Value		$ 27,778	$ 23,984	$ 19,479	$ 17,094	$ 20,344	$ 15,634	$ 13,485	$ 13,595	$ 12,152	$ 10,347	$ 9,594	$ 10,180	$ 33,957

[1]
**	The Fund operated as a series of The Motley Fool Funds Trust (the “Predecessor Fund”) prior to December 21, 2016 at which time the Predecessor Fund was reorganized into the Fund. The performance shown for periods prior to December 21, 2016 represents the performance of the Predecessor Fund. These returns reflect expense waivers by the Fund’s investment adviser. Without these waivers, returns would have been lower.